Events (Unaudited) Subsequent Tto the Date of the Independent Auditors’ Report	12 Months Ended
Sep. 30, 2021
Subsequent Event At The Date Of Independent Auditors Report [Abstract]
EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITORS’ REPORT

NOTE 14 — EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITORS’ REPORT

Digiclear transaction

On December 30, 2021, the Company and the shareholder (the “Digiclear Shareholder”) of Digiclear Ltd. (“Digiclear”) entered into a Purchase and Sale Agreement (the “Digiclear Agreement) pursuant to which the Company agreed to acquire 5,400,000 of the issued and outstanding ordinary shares of Digiclear in consideration of 15,151,515 shares of common stock of the Company (the “Digiclear Transaction”). The Digiclear Transaction closed on March 17, 2022. Digiclear is a company developing a custody and settlement utility operating system.

Third party valuation report

In February 2022, a third party valuation report in connection with the acquisition of Match was completed. As a result, the Company adjusted the previous estimated allocation to reflect the results of the third party valuation. The Company decreased its cost of intangible assets of $2,861,631 and adjusted the estimated useful life of trade names and regulatory licenses from 10 years to 3 years and the estimated useful life of technology from 10 years to 5 years. This change in accounting estimate was effective in the first quarter of fiscal year 2022.

Merger

On February 22, 2022, the Company entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time, the “Merger Agreement”), by and among the Company and Brilliant Acquisition Corporation, a British Virgin Islands company (“Brilliant”). The Merger Agreement has been approved by the Company’s boards of directors. The transaction is expected to close in the third quarter of fiscal year 2022 provided however there is no guarantee that the transaction will close.

White Lion Stock Purchase Agreement

On May 17, 2022, the Company entered into a Stock Purchase Agreement (the “White Lion Agreement”) with White Lion Capital Partners, LLC a California-based investment fund (“White Lion”). Under the terms of the White Lion Agreement, the Company has the right, but not the obligation, to require White Lion to purchase shares of its common stock up to a maximum amount of $75,000,000 or such lower amount as may be required pursuant to the rules of the market on which shares of its common stock trades at such time. Pursuant to terms of the White Lion Agreement and the Registration Rights Agreement (as defined below), the Company is required to use its commercially reasonable efforts to file with the SEC a registration statement covering the shares to be acquired by White Lion within sixty days following the closing of the previously announced business combination with Brilliant Acquisition Corporation described in its Current Report on Form 8-K filed with the SEC on February 23, 2022 (the “Business Combination”).

The term of the White Lion Agreement commences on the effective date of the registration statement and shall end on December 31, 2024, or, if earlier, the date on which White Lion has purchased the maximum number of shares of the Company’s common stock provided under the White Lion Agreement, in each case on the terms and subject to the conditions set forth in the White Lion Agreement. White Lion’s purchase price will be 96% of the dollar- volume weighted average price of the Company’s common stock over the two consecutive trading days immediately following receipt of the Company’s notice of its intent to make a draw.

During the term of the White Lion Agreement, on the terms and subject to the conditions set forth therein, the Company may draw up to the lesser of (i) the number of shares of the Company’s common stock which would result in beneficial ownership by White Lion of more than 4.99% of the outstanding shares of the Company’s common stock, (ii) the number of shares of the Company’s common stock equal to 30% of the average daily trading volume of the Company’s common stock over the five consecutive trading days immediately following the notice date, or (iii) the number of the Company’s common stock obtained by dividing $1,500,000 by the closing sale price of the Company’s common stock on the notice date.

The Company is not entitled to draw on the White Lion Agreement if the closing sale price of the Company’s common stock on the trading day immediately preceding the notice date is less than $1.00 (following the reverse stock split proposed in connection with the closing of the Business Combination and described in the Company’s Current Report on Form 8-K filed with the SEC on February 23, 2022, but adjusted for any other reorganization, recapitalization, non-cash dividend, stock split or other similar transaction). The Company is not entitled to draw on the White Lion Agreement unless each of the following additional conditions is satisfied: (i) each of the Company’s representations and warranties set forth in the White Lion Agreement is true and correct (subject to qualifications as to materiality set forth therein) in all respects as of such time; (ii) a registration statement is and remains effective for the resale of securities in connection with the White Lion Agreement; (iii) the trading of the Company’s common stock shall not have been suspended by the SEC, the applicable trading market or FINRA, or otherwise halted for any reason; (iv) the Company shall have complied with its obligations and shall not otherwise be in breach or default of any agreement set forth in the White Lion Agreement; (v) no statute, regulation, order, guidance, decree, writ, ruling or injunction shall have been enacted, entered, promulgated, threatened or endorsed by any federal, state, local or foreign court or governmental authority of competent jurisdiction, including, without limitation, the SEC, which prohibits the consummation of or which would materially modify or delay any of the transactions contemplated by the White Lion Agreement; (vi) all reports, schedules, registrations, forms, statements, information and other documents required to have been filed by us with the SEC pursuant to the reporting requirements of the Exchange Act of 1934 (other than Forms 8-K) shall have been filed with the SEC within the applicable time periods prescribed for such filings; (vii) to the extent the issuance of the put shares requires shareholder approval under the listing rules of the applicable national exchange or principal quotation system for the Company’s common stock, the Company has or will seek such approval; and (viii) certain other conditions as set forth in the White Lion Agreement.

In addition to the shares to be issued under the White Lion Agreement, the Company will include in its registration statement additional shares of the Company’s common stock in the amount of $750,000 being issued to White Lion in connection with the execution of the White Lion Agreement.

White Lion Registration Rights Agreement

In connection with the Company’s entry into the White Lion Agreement, the Company entered into a Registration Rights Agreement with White Lion (the “Registration Rights Agreement”). Pursuant to the terms of the Registration Rights Agreement, the Company has agreed to use its commercially reasonable efforts to file a registration statement under the Securities Act registering the resale of the shares sold under the White Lion Agreement within sixty days of the closing of the Business Combination. The Registration Rights Agreement also provides that the Company is required to use its commercially reasonable efforts to keep the registration effective and to prepare and file with the SEC such amendments and supplements if the foregoing registration statement is not then in effect, and the Company proposes to file certain types of registration statements under as may be necessary to keep the registration statement effective.

Appointment of directors

On May 31, 2022, the Board of Directors (the “Board”) increased the authorized number of directors of the Company and appointed Nicholas Gregory, Daniel Marcus and Brian Schwieger, each to serve as a member of the Board, with immediate effect, each until such time as he resigns or is removed and his successor appointed. There are no arrangements or understandings between any of Mr. Gregory, Mr. Marcus or Mr. Schwieger and the Company or any other person pursuant to which Mr. Gregory, Mr. Marcus or Mr. Schwieger, as applicable, was elected as a director. Mr. Marcus will serve on the Company’s audit committee, nomination committee and compensation committee. Mr. Gregory will serve on the Company’s audit committee and nomination committee. Mr. Schwieger will serve on the Company’s audit committee, nomination committee and compensation committee.